Note 1 - Description of the Business (Details)		12 Months Ended
	Jun. 01, 2015 shares	Dec. 31, 2015
Note 1 - Description of the Business (Details) [Line Items]
Number of Reportable Segments		2
Conversion from Old FSV Shares to Colliers Shares [Member]
Note 1 - Description of the Business (Details) [Line Items]
Spin-off Arrangement, Stock Conversion Ratio	1
Conversion from Old FSV Shares to FirstService Shares [Member]
Note 1 - Description of the Business (Details) [Line Items]
Spin-off Arrangement, Stock Conversion Ratio	1